Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 9,339	$ 9,365	$ 9,311
Proceeds from new debt instruments	3,960	4,210	3,331
Debt repayments	(5,897)	(4,572)	(3,284)
Foreign currency translation and accretion effects	(23)	336	7
Debt at end of year	$ 7,379	$ 9,339	$ 9,365